Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases - Schedule of Lease Costs

During the six months ended June 30, 2024 and 2023, we recognized rent expenses associated with our leases as follows:

	Unaudited 6 months ended June 30,
USD'000	2024	2023
Operating lease cost:
Fixed rent expense	171	172
Short-term lease cost	-	-
Net lease cost	171	172
Lease cost - Cost of sales	-	-
Lease cost - General & administrative expenses	171	172
Net lease cost	171	172

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the six months ended June 30, 2024, and in the year ended December 31, 2023, we had the following cash and non-cash activities associated with our leases:

	As at June 30,	As at December 31,
USD'000	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	169	314
Non-cash investing and financing activities:
Net lease cost	171	172
Additions to ROU assets obtained from:
New operating lease liabilities	62	66

Leases - Schedule of Right-Of-Use Assets and Lease Liabilities

The following table provides the details of right-of-use assets and lease liabilities as at June 30, 2024, and as at December 31, 2023:

	As at June 30, 2024	As at December 31, 2023
USD'000
Right-of-use assets:
Operating leases	1,181	1,278
Total right-of-use assets	1,181	1,278
Lease liabilities:
Operating leases	1,109	1,229
Total lease liabilities	1,109	1,229

Leases - Schedule of Future Minimum Lease Payments

As at June 30, 2024, future minimum annual lease payments were as follows, which corresponds to the future minimum lease payments under legacy ASC 840 in line with ASU 2018-11.

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2024	170	-	-	170
2025	332	-	-	332
2026	303	-	-	303
2027	298	-	-	298
2028 and beyond	163	-	-	163
Total future minimum lease payments	1,266	-	-	1,266
Less effects of discounting	(157)	-	-	(157)
Lease liabilities recognized	1,109	-	-	1,109